Document And Entity Information	9 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	Presto Automation Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001822145
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	94070